Condensed Statements of Changes in Shareholders' Deficit (Unaudited) (Parentheticals) (Q1)	3 Months Ended
Mar. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Sale of private placement warrants	5,933,333